INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of inventory

	December 31, 2024	December 31, 2023	October 31, 2023
	$	$	$
Raw materials	340,917	503,216	501,433
Work in process	3,276,301	3,979,335	3,677,502
Finished goods	1,152,558	538,739	315,322
Ending balance	4,769,776	5,021,290	4,494,257